Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of share-based compensation expenses
Total share-based compensation expenses recognized for the six months ended June 30, 2021 and 2022 were as follows:

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)

Cost of revenues	745	806	120
Research and development expenses	43,230	24,222	3,616
Selling and marketing expenses	5,442	3,932	587
General and administrative expenses	118,750	128,330	19,159

	168,167	157,290	23,483